UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2011

Date of reporting period:	12/31/2010

Item 1. Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS
Aerospace & Defense 0.9%
541,514	Moog, Inc. (Class A Stock)(a)	$ 21,552,257

Air Freight & Logistics 1.1%
1,250,639	UTi Worldwide, Inc.(b)	26,513,547

Building Products 0.1%
63,757	Owens Corning(a)	1,986,031

Capital Markets 2.5%
1,026,199	Eaton Vance Corp.(b)	31,021,996
359,003	FXCM, Inc. (Class A Stock)(a)	4,756,789
1,752,502	Janus Capital Group, Inc.(b)	22,729,951

		58,508,736
Chemicals 2.4%
498,184	Albemarle Corp.	27,788,704
359,000	Intrepid Potash, Inc.(a)(b)	13,387,110
1,511,915	Spartech Corp.(a)	14,151,524

		55,327,338
Commercial Banks 2.4%
537,891	Bank of the Ozarks, Inc.	23,317,575
219,474	BOK Financial Corp.(b)	11,719,912
607,901	FirstMerit Corp.	12,030,361
241,301	Prosperity Bancshares, Inc.	9,478,303

		56,546,151
Commercial Services & Supplies 3.1%
332,717	Clean Harbors, Inc.(a)	27,974,845
914,177	Mobile Mini, Inc.(a)(b)	18,000,145
963,603	Waste Connections, Inc.	26,527,991

		72,502,981
Communications Equipment 2.9%
682,260	ADTRAN, Inc.(b)	24,704,635
1,009,832	Ciena Corp.(a)(b)	21,256,964
371,677	Meru Networks, Inc.(a)(b)	5,731,259
482,606	NETGEAR, Inc.(a)	16,254,170

		67,947,028

Computers & Peripherals 0.2%
191,964	Compellent Technologies, Inc.(a)	5,296,287

Construction & Engineering 2.8%
850,155	Chicago Bridge & Iron Co. NV(a)	27,970,099
2,934,829	Great Lakes Dredge & Dock Corp.	21,629,690
352,611	URS Corp.(a)	14,672,144

		64,271,933
Consumer Finance 0.2%
102,796	Green Dot Corp. (Class A Stock)(a)(b)	5,832,645

Diversified Consumer Services 0.7%
834,067	Bridgepoint Education, Inc.(a)(b)	15,847,273

Diversified Telecommunication Services 1.0%
1,347,424	tw telecom, Inc. (Class A Stock)(a)	22,973,579

Electric Utilities 0.4%
347,308	El Paso Electric Co.(a)	9,561,389

Electrical Equipment 0.6%
360,924	Woodward Governor Co.	13,556,305

Electronic Equipment & Instruments 1.6%
277,014	Anixter International, Inc.	16,546,046
727,454	FLIR Systems, Inc.(a)(b)	21,641,757

		38,187,803
Energy Equipment & Services 1.2%
111,677	Core Laboratories N.V.(b)	9,944,837
161,324	Dril-Quip, Inc.(a)	12,538,101
441,341	Key Energy Services, Inc.(a)	5,728,606

		28,211,544
Food & Staples Retailing 2.7%
94,282	Fresh Market, Inc. (The)(a)	3,884,418
788,182	Ruddick Corp.	29,036,625
803,633	United Natural Foods, Inc.(a)(b)	29,477,259

		62,398,302

Food Products 1.9%
134,371	Diamond Foods, Inc.(b)	7,145,850
1,154,396	SunOpta, Inc.(a)(b)	9,027,376
544,597	TreeHouse Foods, Inc.(a)(b)	27,823,461

		43,996,687
Healthcare Equipment & Supplies 2.5%
802,610	Align Technology, Inc.(a)(b)	15,682,999
824,617	Insulet Corp.(a)(b)	12,781,563
247,812	Integra LifeSciences Holdings Corp.(a)	11,721,508
183,763	STERIS Corp.	6,699,999
416,961	Volcano Corp.(a)(b)	11,387,205

		58,273,274
Healthcare Providers & Services 6.9%
556,341	Air Methods Corp.(a)	31,305,308
545,630	AMERIGROUP Corp.(a)(b)	23,964,069
776,273	Bio-Reference Labs, Inc.(a)(b)	17,217,735
740,976	Centene Corp.(a)	18,776,332
131,788	Emergency Medical Services Corp. (Class A Stock)(a)	8,514,823
476,173	MWI Veterinary Supply, Inc.(a)(b)	30,070,325
705,426	Universal Health Services, Inc. (Class B Stock)	30,629,597

		160,478,189
Hotels, Restaurants & Leisure 3.9%
780,607	Cheesecake Factory, Inc. (The)(a)	23,933,411
1,371,725	Texas Roadhouse, Inc.(a)(b)	23,552,518
399,646	Vail Resorts, Inc.(a)(b)	20,797,578
472,047	WMS Industries, Inc.(a)	21,355,406

		89,638,913
Household Products 1.1%
373,160	Church & Dwight Co., Inc.	25,755,503

Insurance 5.1%
574,795	Aspen Insurance Holdings Ltd.	16,450,633
1,190,450	Protective Life Corp.	31,713,588
733,864	StanCorp Financial Group, Inc.	33,126,621
947,700	Symetra Financial Corp.	12,983,490
72,771	White Mountains Insurance Group Ltd.	24,421,947

		118,696,279

Internet & Catalog Retail 0.1%
1,258,556	Vitacost.com, Inc.(a)(b)	3,478,441

Internet Software & Services 3.7%
467,309	Digital River, Inc.(a)(b)	16,084,776
1,070,547	GSI Commerce, Inc.(a)(b)	24,836,690
955,438	Monster Worldwide, Inc.(a)(b)	22,577,000
890,450	SAVVIS, Inc.(a)	22,724,284

		86,222,750
IT Services 2.5%
211,662	Alliance Data Systems Corp.(a)(b)	15,034,352
265,041	Global Payments, Inc.	12,247,544
648,436	Wright Express Corp.(a)	29,828,056

		57,109,952
Life Sciences Tools & Services 1.3%
981,195	Bruker Corp.(a)	16,287,837
220,137	Complete Genomics, Inc.(a)(b)	1,644,424
186,733	Techne Corp.	12,262,756

		30,195,017
Machinery 5.5%
453,309	AGCO Corp.(a)(b)	22,964,634
712,282	Colfax Corp.(a)(b)	13,113,112
597,915	Graco, Inc.	23,587,747
649,916	IDEX Corp.	25,424,714
573,988	Pentair, Inc.	20,956,302
583,731	RBC Bearings, Inc.(a)	22,812,207

		128,858,716
Media 1.0%
525,315	John Wiley & Sons, Inc. (Class A Stock)	23,765,251

Metals & Mining 2.0%
128,898	Compass Minerals International, Inc.	11,506,724
2,383,225	Hecla Mining Co.(a)(b)	26,835,114
160,628	Reliance Steel & Aluminum Co.	8,208,091

		46,549,929
Multiline Retail 0.7%
560,911	Big Lots, Inc.(a)	17,085,349

Oil, Gas & Consumable Fuels 6.0%
634,330	Arch Coal, Inc.	22,239,610
388,369	Bill Barrett Corp.(a)(b)	15,973,617
430,463	Brigham Exploration Co.(a)	11,725,812
346,566	Concho Resources, Inc.(a)	30,383,441
1,138,472	Quicksilver Resources, Inc.(a)	16,781,077
465,124	Rosetta Resources, Inc.(a)	17,507,267
207,435	Whiting Petroleum Corp.(a)	24,309,308

		138,920,132
Pharmaceuticals 1.4%
352,869	Perrigo Co.(b)	22,347,194
372,482	Valeant Pharmaceuticals International, Inc.(b)	10,537,516

		32,884,710
Professional Services 2.3%
764,971	Corporate Executive Board Co. (The)	28,724,661
319,683	FTI Consulting, Inc.(a)(b)	11,917,782
681,853	Resources Connection, Inc.	12,675,648

		53,318,091
Real Estate Investment Trusts 4.9%
1,322,876	Capstead Mortgage Corp.	16,655,009
5,445,659	Chimera Investment Corp.	22,381,658
1,153,617	Cogdell Spencer, Inc.	6,690,979
673,735	CreXus Investment Corp.	8,825,929
589,404	Hersha Hospitality Trust (Class A Stock)	3,890,066
181,724	Kilroy Realty Corp.(b)	6,627,474
3,484,348	MFA Financial, Inc.	28,432,280
320,921	Mid-America Apartment Communities, Inc.	20,375,274

		113,878,669
Road & Rail 1.5%
838,093	Heartland Express, Inc.(b)	13,426,250
467,077	Kansas City Southern(a)(b)	22,354,305

		35,780,555
Semiconductors & Semiconductor Equipment 5.4%
335,340	Atheros Communications, Inc.(a)(b)	12,045,413
1,011,024	ATMI, Inc.(a)	20,159,819
920,702	Cavium Networks, Inc.(a)(b)	34,692,051
193,844	Hittite Microwave Corp.(a)	11,832,238
1,174,873	MEMC Electronic Materials, Inc.(a)	13,229,070
845,002	Power Integrations, Inc.(b)	33,918,380

15,121	SemiLEDs Corp.(a)	439,265

		126,316,236
Software 3.0%
784,612	Ariba, Inc.(a)(b)	18,430,536
712,564	CommVault Systems, Inc.(a)	20,393,582
679,285	Informatica Corp.(a)(b)	29,908,918

		68,733,036
Textiles, Apparel & Luxury Goods 3.0%
877,802	Maidenform Brands, Inc.(a)	20,865,353
393,693	Phillips-Van Heusen Corp.	24,806,596
424,410	Warnaco Group, Inc. (The)(a)	23,372,259

		69,044,208
Thrifts & Mortgage Finance 1.1%
788,092	Provident Financial Services, Inc.(b)	11,923,832
274,027	WSFS Financial Corp.	12,999,841

		24,923,673
Water Utilities 0.7%
691,683	Aqua America, Inc.(b)	15,549,034

Wireless Telecommunication Services 3.6%
1,772,527	NTELOS Holdings Corp.	33,766,639
1,208,018	SBA Communications Corp. (Class A Stock)(a)(b)	49,456,257

		83,222,896
Total long-term investments (cost $1,653,600,479)		2,279,696,619

SHORT-TERM INVESTMENTS 20.2%
Affiliated Money Market Mutual Fund
469,321,197	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $469,321,197; includes $428,453,568 of cash collateral received for securities on loan)(c)(d)	469,321,197

Total investments 118.1% (cost $2,122,921,676)(e)		2,749,017,816
Liabilities in excess of other assets (18.1%)		(421,763,252)

Net assets 100.0%		$2,327,254,564

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $413,850,825; cash collateral of $428,453,568 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,143,541,478	$626,976,058	$(21,499,720)	$605,476,338

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and Lehman Brothers securities adjustments as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,276,218,178	$—	$3,478,441
Affiliated Money Market Mutual Fund	469,321,197	—	—

Total	$2,745,539,375	$—	$3,478,441

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date	February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date	February 17, 2011

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 17, 2011

*	Print the name and title of each signing officer under his or her signature.